FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check one only):           [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Water Island Capital, LLC
Address:  41 Madison Avenue
          New York, New York 10010

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Avicolli
Title:  Chief Compliance Officer
Phone:  (646) 727-4463

Signature, Place, and Date of Signing:

/s/ Jennifer Avicolli            New York, New York             5/11/12
     [Signature]                   [City, State]                [Date]

Report Type:    (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         0

Form 13F Information Table Entry Total:                                   66

Form 13F Information Table Value Total:                          $ 2,019,043
                                                                  (thousands)

List of Other Included Managers:
                                        NONE

                                                          FAIR
                                                          MARKET
NAME OF                       TITLE OF        CUSIP       VALUE    SHARES/  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER                        CLASS           NUMBER      $000'S   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
Adams Golf Inc.               COM NEW         006228209     3203    298541  SH         SOLE                    298541
Advance Amer Cash Advance Ct. COM             00739W107    32628   3110368  SH         SOLE                    3110368
Alleghany Corp Del            COM             017175100     2364      7183  SH         SOLE                    7183
Alpha Natural Resources Inc   COM             02076X102       68      4500  SH         SOLE                    4500
Archipelago Learning Inc      COM             03956P102     9043    813187  SH         SOLE                    813187
Cameco Corp                   COM             9FS992634        8        47  SH   PUT   SOLE                    47
Celldex Therapeutics Inc New  COM             15117B103       10      2000  SH         SOLE                    2000
CENTRAL VT PUB SVC CORP       COM             155771108    43993   1249799  SH         SOLE                    1249799
Collective Brands Inc         COM             19421W100       79      4000  SH         SOLE                    4000
Collective Brands Inc         COM             19421W100        2        40  SH   PUT   SOLE                    40
Comerica Inc                  COM             200340107      155      4800  SH         SOLE                    4800
Comverse Technology Inc.      COM PAR $0.10   205862402     1167    169935  SH         SOLE                    169935
Consol Energy Inc             COM             20854P109      150      4400  SH         SOLE                    4400
Convio Inc                    COM             21257W105    15470   1000006  SH         SOLE                    1000006
Delphi Finl Group Inc         COM             247131105   132179   2952392  SH         SOLE                    2952392
Eastman Chem Co.              COM             277432100        4       728  SH   CALL  SOLE                    728
Eastman Chem Co.              COM             277432100       21       862  SH         SOLE                    862
El Paso Corp                  COM             28336L109   174004   5888474  SH         SOLE                    5888474
El Paso Corp                  COM             28336L109       65      2040  SH   PUT   SOLE                    2040
Encore Bancshres Inc          COM             29255V201     5769    283196  SH         SOLE                    283196
Energy Transfer Equity L P    COM UT LTD PTN  29273V100    47040   1167235  SH         SOLE                    1167235
Express Scripts Inc           COM             302182100       22       399  SH         SOLE                    399
Genworth Finl Inc.            COM CL A        37247D106      103     12400  SH         SOLE                    12400
Genworth Finl Inc.            COM CL A        37247D106        6        98  SH   PUT   SOLE                    98
Goodrich Corp                 COM             382388106   182873   1457856  SH         SOLE                    1457856
Illumina Inc.                 COM             452327109    82114   1560800  SH         SOLE                    1560800
Illumina Inc.                 COM             452327109      146       997  SH   PUT   SOLE                    997
InterDigital Inc.             COM             45867G101       31       900  SH         SOLE                    900
Ista Pharmaceuticals Inc.     COM NEW         45031X204    36134   4010378  SH         SOLE                    4010378
Kinder Morgan                 COM             49456B101      117      3032  SH         SOLE                    3032
Kinder Morgan                 COM             49456B101     7565     11638  SH   PUT   SOLE                    11638
Manitowoc Co.                 COM             563571108      152     10999  SH         SOLE                    10999
Medco Health Solutions Inc.   COM             58405U102   138740   1973549  SH         SOLE                    1973549
Medco Health Solutions Inc.   COM             58405U102       48       829  SH   PUT   SOLE                    829
Medco Health Solutions Inc.   COM             58405U102      328      4223  SH   PUT   SOLE                    4223
Medco Health Solutions Inc.   COM             58405U102      285      2996  SH   PUT   SOLE                    2996
Midas Group Inc.              COM             595626102     4732    412224  SH         SOLE                    412224
MOLYCORP INC DEL              COM             608753109     2238      1854  SH   PUT   SOLE                    1854
Motorola Mobility Hldgs Inc.  COM             62009105    176432   4496232  SH         SOLE                    4496232
Novellus Sys Inc.             COM             670008010   143868   2882556  SH         SOLE                    2882556
O Charleys Inc                COM             670823103     6310    641218  SH         SOLE                    641218
PACIFIC CAP BANCORP NEW       COM NEW         69404P200      810     17767  SH         SOLE                    17767
PAN AMERICAN SILVER CORP      COM             697900108       20      7388  SH   PUT   SOLE                    7388
PAN AMERICAN SILVER CORP      COM             697900108        5      2140  SH   PUT   SOLE                    2140
PAN AMERICAN SILVER CORP      COM             697900108        1       375  SH   PUT   SOLE                    375
Pep Boys Manny Moe & Jack     COM             713278109    24401   1635464  SH         SOLE                    1635464
Progress Energy Inc           COM             743263105   172919   3255868  SH         SOLE                    3255868
Radvision Ltd.                ORD             M81869105    11100    947911  SH         SOLE                    947911
Rambus Inc.                   NOTE 5.00% 6/1  750917AC0      320    320000  PR         SOLE                    320000
Research in Motion            COM             760975102      138      9361  SH         SOLE                    9361
RSC Holdings Inc.             COM             74972L102   106710   4723766  SH         SOLE                    4723766
SeraCare Life Sciences D      COM             81747T104     3164    794990  SH         SOLE                    794990
Solutia Inc.                  COM NEW         834376501   135790   4860086  SH         SOLE                    4860086
SPDR S&P 500 ETF TR           TR UNIT         78462F103     1092      7885  SH   PUT   SOLE                    7885
Stillwater Mng Co.            COM             86074Q102      228     18000  SH         SOLE                    18000
Superior Energy Svcs Inc      COM             868157108     1410     53498  SH         SOLE                    53498
Superior Energy Svcs Inc      COM             868157108       82     20996  SH   PUT   SOLE                    20996
Surewest Communications       COM             868733106     7730    342803  SH         SOLE                    342803
Taleo Corp                    CL A            87424N104   120890   2632060  SH         SOLE                    263060
Thomas & Betts Corp.          COM             884315102    98429   1368778  SH         SOLE                    1368778
Tudou Hldgs Ltd.              COM             89903T107     6465    218919  SH         SOLE                    219919
Tyco International Ltd.       SHS             H89128104      281      5000  SH         SOLE                    5000
Tyco International Ltd.       SHS             H89128104        1        50  SH   PUT   SOLE                    50
Walter Energy Inc.            COM             93317Q105       94      1600  SH         SOLE                    1600
WAUSAU PAPER CORP             COM             943315101      717     76400  SH         SOLE                    76400
Zoll Med Corp.                COM             989922109    76580    826728  SH         SOLE                    826728